PRINCIPAL ACCOUNTING POLICIES (Details 15)	0 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended
	Jun. 13, 2012 USD ($)	Sep. 29, 2011 USD ($)	Sep. 30, 2008 USD ($)	Jul. 30, 2008 USD ($)	Dec. 31, 2013 USD ($) item	Dec. 31, 2013 CNY item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Oct. 31, 2013 2012 Convertible Senior Notes USD ($)	Dec. 31, 2013 ADS USD ($) item	Oct. 31, 2013 ADS 2012 Convertible Senior Notes USD ($)
Treasury stock disclosures
Approved repurchase plan	$ 300,000,000	$ 100,000,000	$ 15,000,000	$ 15,000,000
Number of share repurchase plans										3
Number of shares repurchased										3,777,087
Cost of repurchased shares							1,733,127,675	158,761,225		256,000,000
Early conversion of convertible notes									45,500,000		45,500,000
Stock issued to bond holders									588,219
Treasury stock, shares					3,777,087	3,777,087	4,365,306
Treasury stock at cost					$ 256,230,284	1,551,141,268	1,891,888,900
Segment reporting disclosures
Number of reportable segments					1	1